Derivative Financial Instruments - Summary of Maturities of Notional Amount of Derivatives (Detail) € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 GBP (£)
Swaps US Dollar – Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	$ 150					$ 140
Notional amount, Liabilities | $	3,140					1,750
Swaps Yen – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥		¥ 6,500					¥ 6,500
Notional amount, Liabilities | ¥		6,500					¥ 6,500
Swaps US Dollar – Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	800					800
Notional amount, Liabilities | $	150					150
Swaps Euro – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset			€ 152
Notional amount, Liabilities			825					€ 1,145
Swaps Sterling Pound – Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 640					£ 640
Swap Sterling Pound – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					1,560					£ 1,560
Forwards US Dollar – Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	228					100
Notional amount, Liabilities | $	742					$ 1,945
Forwards Brazilian Real – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$				R$ 5,201					R$ 2,899
Notional amount, Liabilities | R$				123					R$ 2,763
Forwards Euro – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset			1,390					509
Notional amount, Liabilities			435					952
Forwards Euro – Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities			50
Call option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities			2,020					€ 2,097
2024 [member] | Swaps Euro – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities			175
2024 [member] | Forwards US Dollar – Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	228
Notional amount, Liabilities | $	742
2024 [member] | Forwards Brazilian Real – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$				5,201
Notional amount, Liabilities | R$				R$ 123
2024 [member] | Forwards Euro – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset			1,390
Notional amount, Liabilities			435
2024 [member] | Forwards Euro – Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities			50
2024 [member] | Call option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities			2,020
2026 [member] | Swaps Sterling Pound – Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					390
2026 [member] | Swap Sterling Pound – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					110
2027 [member] | Swaps Euro – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset			152
Notional amount, Liabilities			250
2028 Thereafter [member] | Swaps US Dollar – Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	150
Notional amount, Liabilities | $	3,140
2028 Thereafter [member] | Swaps Yen – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥		6,500
Notional amount, Liabilities | ¥		¥ 6,500
2028 Thereafter [member] | Swaps US Dollar – Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	800
Notional amount, Liabilities | $	$ 150
2028 Thereafter [member] | Swaps Euro – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities			€ 400
2028 Thereafter [member] | Swaps Sterling Pound – Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					250
2028 Thereafter [member] | Swap Sterling Pound – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 1,450